Aristotle Strategic Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 72.4%	Par	Value
Communications - 4.7%
APLD ComputeCo LLC, 9.25%, 12/15/2030 (a)	$18,725,000	$18,381,872
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	23,950,000	25,324,937
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (a)	7,500,000	7,494,040
4.75%, 03/01/2030 (a)	28,125,000	26,878,177
4.25%, 02/01/2031 (a)	7,000,000	6,436,186
Charter Communications Operating LLC / Charter Communications Operating Capital
4.40%, 04/01/2033	10,000,000	9,423,547
6.38%, 10/23/2035	7,500,000	7,746,889
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	8,200,000	8,708,312
Cox Communications, Inc., 5.45%, 09/01/2034 (a)	11,700,000	11,516,222
EchoStar Corp., 10.75%, 11/30/2029	8,000,000	8,852,650
Flash Compute LLC, 7.25%, 12/31/2030 (a)	9,650,000	9,572,924
Level 3 Financing, Inc.
6.88%, 06/30/2033 (a)	7,000,000	7,168,686
7.00%, 03/31/2034 (a)	2,225,000	2,294,803
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,260,112
T-Mobile USA, Inc.
3.88%, 04/15/2030	10,000,000	9,835,669
2.70%, 03/15/2032	3,450,000	3,102,830
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	6,750,000	4,767,187
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	13,025,000	13,685,492
WULF Compute LLC, 7.75%, 10/15/2030 (a)	8,000,000	8,248,067
		196,698,602

Consumer Discretionary - 6.3%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (a)	7,000,000	6,674,739
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	8,200,000	8,646,685
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030 (a)	15,650,000	16,303,407
Amazon.com, Inc.
4.65%, 11/20/2035	4,700,000	4,682,830
5.45%, 11/20/2055	5,700,000	5,567,371
American Airlines 2016-1 Class A Pass Through Trust, Series 2016-1, 4.10%, 01/15/2028	857,733	846,931
American Airlines 2019-1 Class A Pass Through Trust, Series A, 3.50%, 02/15/2032	1,368,057	1,265,774
American Airlines 2019-1 Class AA Pass Through Trust, Series AA, 3.15%, 02/15/2032	2,069,625	1,960,566
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	10,575,000	11,681,494
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	10,825,000	11,328,157
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)(b)	8,000,000	7,679,150
Carnival Corp.
5.13%, 05/01/2029 (a)	1,550,000	1,567,964
5.88%, 06/15/2031 (a)	13,375,000	13,825,256
5.75%, 08/01/2032 (a)	9,350,000	9,607,415
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	10,000,000	10,367,145
Ford Motor Co., 6.10%, 08/19/2032 (b)	2,175,000	2,242,022
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	9,500,000	8,931,503
7.35%, 03/06/2030	3,138,000	3,369,265
7.20%, 06/10/2030	5,000,000	5,363,161
4.00%, 11/13/2030	1,600,000	1,511,560
Garda World Security Corp.
6.50%, 01/15/2031 (a)(b)	5,750,000	5,887,261
8.25%, 08/01/2032 (a)	5,380,000	5,489,397
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)(b)	34,700,000	25,080,185
NCL Corp. Ltd.
5.88%, 01/15/2031 (a)	14,075,000	14,029,698
6.25%, 09/15/2033 (a)	4,250,000	4,250,208
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	5,000,000	5,158,328
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	12,300,000	12,913,130
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032 (a)	8,325,000	8,482,254
Veritiv Operating Co., 10.50%, 11/30/2030 (a)(b)	14,650,000	15,770,183
Viking Cruises Ltd., 5.88%, 10/15/2033 (a)	5,050,000	5,130,563
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	4,450,000	4,711,793
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	15,500,000	16,781,896
6.25%, 03/15/2033 (a)(b)	9,575,000	9,796,142
		266,903,433

Consumer Staples - 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 03/15/2029 (a)	9,000,000	8,655,187
5.50%, 03/31/2031 (a)	775,000	784,140
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	10,696,222	11,443,849
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	12,550,000	13,145,774
9.63%, 09/15/2032 (a)(b)	12,825,000	13,472,868
Froneri Lux FinCo SARL, Senior Secured First Lien, 6.00%, 08/01/2032 (a)	9,025,000	9,156,081
J M Smucker Co., 6.20%, 11/15/2033	13,000,000	14,097,805
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 5.50%, 01/15/2036 (a)(b)	10,000,000	10,167,827
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	9,440,000	9,867,991
6.75%, 03/15/2034	2,414,000	2,668,496
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	18,100,000	19,050,043
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	15,800,000	16,193,716
Pilgrim's Pride Corp., 4.25%, 04/15/2031	8,000,000	7,817,862
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	13,575,000	13,652,540
		150,174,179

Energy - 7.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	18,200,000	18,782,855
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	10,067,583
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)(b)	6,000,000	6,482,059
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (a)	11,825,000	11,950,718
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (a)	14,275,000	14,131,945
7.50%, 12/15/2033 (a)	8,250,000	8,879,632
Enbridge, Inc., 5.20%, 11/20/2035	4,600,000	4,648,612
Enerflex, Inc., 6.88%, 01/15/2031 (a)	15,200,000	15,548,717
Energy Transfer LP
5.75%, 02/15/2033	14,500,000	15,246,604
5.60%, 09/01/2034	14,000,000	14,414,887
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	11,987,680
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	16,850,000	16,801,744
MPLX LP
2.65%, 08/15/2030	2,225,000	2,062,323
4.95%, 09/01/2032	300,000	302,111
5.00%, 01/15/2033	1,100,000	1,106,266
5.50%, 06/01/2034	22,750,000	23,219,965
5.40%, 09/15/2035	6,300,000	6,349,201
4.50%, 04/15/2038	8,000,000	7,299,287
ONEOK, Inc., 4.95%, 10/15/2032	5,350,000	5,376,305
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	11,025,000	11,334,141
5.63%, 03/15/2031 (a)	12,525,000	12,623,284
7.25%, 05/01/2032 (a)	7,125,000	7,538,222
5.88%, 03/15/2034 (a)	725,000	725,277
Targa Resources Corp.
6.13%, 03/15/2033	8,500,000	9,104,567
6.50%, 03/30/2034	4,750,000	5,185,866
5.65%, 02/15/2036	8,450,000	8,688,791
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	17,952,000	17,137,209
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033 (a)	3,560,000	3,054,700
Venture Global LNG, Inc.
9.50%, 02/01/2029 (a)	7,500,000	7,778,265
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	12,950,000	10,236,466
9.88%, 02/01/2032 (a)(b)	32,575,000	33,672,694
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (a)	3,925,000	4,299,792
6.75%, 01/15/2036 (a)	8,225,000	8,428,654
		334,466,422

Financials - 29.8% (c)
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	25,975,000	27,156,042
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	5,050,000	5,232,311
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	5,650,000	5,927,069
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (a)	7,000,000	7,073,702
6.75%, 04/15/2028 (a)	31,450,000	32,130,278
6.50%, 10/01/2031 (a)	14,775,000	15,246,866
7.38%, 10/01/2032 (a)	4,250,000	4,412,006
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	13,000,000	13,637,972
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	20,000,000	20,867,500
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	6,675,000	6,929,494
Athene Global Funding, 5.54%, 08/22/2035 (a)	6,425,000	6,449,716
Athene Holding Ltd., 6.63%, 05/19/2055	9,350,000	9,530,059
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030 (a)	3,500,000	3,513,506
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (a)	7,000,000	7,265,981
5.38%, 05/30/2030 (a)	5,000,000	5,139,110
4.90%, 10/10/2030 (a)	5,500,000	5,531,570
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,600,000	1,646,942
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,397,000	2,551,195
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	3,900,000	4,099,875
6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)	4,712,000	4,628,899
Banco Santander SA, 5.13%, 11/06/2035	9,000,000	9,000,314
Bank of America Corp.
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	14,500,000	15,119,817
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	8,500,000	7,923,276
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,598,029
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	1,450,000	1,297,016
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,489,110
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	4,119,429
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,742,812
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	10,000,000	10,420,581
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (b)	7,500,000	7,818,057
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,925,535
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	10,500,000	10,926,636
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	14,550,000	15,584,534
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035 (a)	5,725,000	6,025,562
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	11,300,000	12,232,114
BNP Paribas SA
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (a)	10,000,000	10,212,678
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033 (a)	19,800,000	20,804,022
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (a)	1,800,000	1,808,563
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)	3,400,000	3,559,453
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	12,230,000	13,005,076
Brown & Brown, Inc.
5.25%, 06/23/2032	6,000,000	6,149,380
5.55%, 06/23/2035	10,000,000	10,260,072
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (a)	5,000,000	5,154,285
7.50%, 07/15/2033 (a)	20,675,000	19,755,194
Citigroup, Inc.
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	7,825,000	8,073,600
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	936,296
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	3,725,000	3,787,140
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	9,350,000	9,553,524
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	408,539
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	4,033,383
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	15,143,146
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	6,000,000	6,237,548
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,200,000	3,352,984
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	1,150,000	1,161,254
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	18,000,000	18,138,715
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)	7,300,000	7,293,171
6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual (a)(b)	7,650,000	7,814,919
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual (a)	2,400,000	2,500,445
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036 (a)	5,000,000	5,277,111
Extra Space Storage LP
2.40%, 10/15/2031	7,000,000	6,224,390
5.40%, 02/01/2034	2,100,000	2,160,243
Fiserv, Inc.
4.75%, 03/15/2030	2,900,000	2,915,244
5.63%, 08/21/2033	7,000,000	7,220,615
5.15%, 08/12/2034 (b)	27,575,000	27,371,699
Global Payments, Inc., 5.55%, 11/15/2035	20,425,000	20,309,074
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	16,000,000	16,289,369
4.00%, 01/15/2031	7,925,000	7,617,681
5.25%, 02/15/2033	6,200,000	6,227,540
5.63%, 09/15/2034 (b)	17,100,000	17,362,970
5.75%, 11/01/2037	4,500,000	4,492,102
Goldman Sachs Group, Inc.
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,000,000	5,296,530
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	5,150,000	5,376,288
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	9,167,151
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	14,000,000	12,543,483
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	6,250,000	5,643,649
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	650,000	653,710
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	3,250,000	3,374,970
6.75%, 10/01/2037	20,000,000	22,342,237
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	10,376,543
3.50%, 09/15/2030	1,500,000	1,431,560
2.90%, 12/15/2031	10,379,000	9,408,614
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032 (a)	1,050,000	1,084,768
HSBC Holdings PLC
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030	10,000,000	10,321,163
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual (b)	4,600,000	4,793,922
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036	4,800,000	5,072,126
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	26,850,000	28,043,653
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	9,100,000	9,462,828
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	14,450,000	13,265,500
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	13,000,000	13,511,450
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	13,850,000	15,230,745
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	14,100,000	14,798,729
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	7,700,000	7,968,200
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036	2,900,000	2,880,710
Kilroy Realty LP, 5.88%, 10/15/2035	13,775,000	13,844,959
LPL Holdings, Inc.
5.65%, 03/15/2035	21,599,000	22,151,144
5.75%, 06/15/2035	2,050,000	2,111,377
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	10,499,708
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,664,297
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	10,300,000	10,818,040
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	31,100,000	27,358,448
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	559,817
Nasdaq, Inc., 5.55%, 02/15/2034	5,821,000	6,115,043
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual (a)	4,200,000	4,323,686
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	7,000,000	7,435,845
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	20,825,000	21,592,985
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	7,250,000	7,490,163
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	11,000,000	12,454,503
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,910,337
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	18,200,000	18,823,425
Royal Bank of Canada
5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031	3,350,000	3,450,544
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	11,950,000	11,684,868
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085	8,000,000	8,316,384
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (a)	11,450,000	11,458,925
State Street Corp.
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,500,000	2,619,787
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	1,450,000	1,503,337
5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	10,900,000	11,272,306
Sumitomo Mitsui Financial Group, Inc.
4.66% to 07/08/2030 then SOFR + 1.19%, 07/08/2031	7,400,000	7,475,151
5.42%, 07/09/2031	10,000,000	10,469,553
5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	8,000,000	8,197,982
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	4,800,000	4,885,589
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual (a)(b)	2,500,000	2,566,435
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual (a)	4,200,000	4,309,523
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	15,350,000	16,612,491
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (a)	14,000,000	14,354,894
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036 (a)	10,500,000	10,922,369
US Bancorp
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	13,000,000	13,099,409
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,539,593
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	950,829
VICI Properties LP
5.13%, 11/15/2031	3,000,000	3,040,560
5.13%, 05/15/2032	8,000,000	8,057,946
5.63%, 04/01/2035	7,000,000	7,151,735
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (a)	10,300,000	10,283,978
4.13%, 08/15/2030 (a)	9,000,000	8,731,675
Wells Fargo & Co.
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033	7,000,000	6,535,415
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	18,050,000	18,785,459
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	8,650,000	9,073,615
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,860,240
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	7,550,000	7,916,401
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (b)	8,300,000	8,577,957
		1,260,711,596

Health Care - 2.6%
Centene Corp., 2.50%, 03/01/2031	10,000,000	8,641,362
Cigna Group, 4.88%, 09/15/2032	8,700,000	8,815,656
HCA, Inc.
5.50%, 03/01/2032	5,000,000	5,212,516
3.63%, 03/15/2032	16,000,000	15,131,569
5.50%, 06/01/2033	5,000,000	5,205,738
5.60%, 04/01/2034	13,000,000	13,588,127
Humana, Inc., 5.55%, 05/01/2035	7,500,000	7,661,474
Medline Borrower LP
3.88%, 04/01/2029 (a)	7,000,000	6,839,028
5.25%, 10/01/2029 (a)	12,000,000	12,071,952
Universal Health Services, Inc.
2.65%, 01/15/2032	5,000,000	4,416,888
5.05%, 10/15/2034	24,000,000	23,561,828
		111,146,138

Industrials - 6.0%
Boeing Co.
6.39%, 05/01/2031	5,000,000	5,428,351
3.60%, 05/01/2034	23,975,000	21,826,694
6.53%, 05/01/2034	5,000,000	5,533,551
3.75%, 02/01/2050	10,000,000	7,281,911
6.86%, 05/01/2054	4,000,000	4,495,513
Chart Industries, Inc., 9.50%, 01/01/2031 (a)(b)	5,000,000	5,310,695
Entegris, Inc., 4.75%, 04/15/2029 (a)	18,875,000	18,934,966
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	12,650,000	13,161,452
8.63%, 05/15/2032 (a)	6,000,000	6,345,132
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,855,134
2.80%, 01/15/2032	14,819,000	13,259,231
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	10,125,000	10,407,083
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	10,825,000	11,366,030
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032 (a)	10,500,000	11,031,238
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,249,796
5.65%, 05/15/2033	4,650,000	4,851,452
Oregon Tool Lux LP, 7.88%, 10/15/2029 (a)	6,723,616	3,395,426
Regal Rexnord Corp., 6.40%, 04/15/2033 (b)	19,925,000	21,443,052
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	13,350,000	13,832,963
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	17,750,000	17,765,088
TransDigm, Inc.
4.88%, 05/01/2029	9,475,000	9,458,485
6.38%, 05/31/2033 (a)	23,850,000	24,489,347
Weir Group, Inc., 5.35%, 05/06/2030 (a)	10,600,000	10,896,060
		251,618,650

Materials - 2.2%
LABL, Inc., 8.63%, 10/01/2031 (a)(b)	9,450,000	5,035,079
Magnera Corp., 7.25%, 11/15/2031 (a)(b)	13,000,000	12,775,165
Northern Star Resources Ltd., 6.13%, 04/11/2033 (a)	7,970,000	8,460,141
Olympus Water US Holding Corp., 7.25%, 02/15/2033 (a)	5,600,000	5,632,769
Sonoco Products Co., 5.00%, 09/01/2034 (b)	25,000,000	24,779,670
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	9,500,000	9,233,686
Standard Industries, Inc./NY, 4.38%, 07/15/2030 (a)	7,500,000	7,240,390
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)(b)	8,026,000	8,609,900
12.25%, 01/15/2031 (a)	8,375,000	9,094,381
		90,861,181

Technology - 3.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	10,406,000	10,974,990
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	8,250,000	8,101,444
Broadcom, Inc.
4.35%, 02/15/2030	2,500,000	2,517,158
5.15%, 11/15/2031	6,050,000	6,279,657
5.20%, 07/15/2035	1,000,000	1,024,942
CoreWeave, Inc.
9.25%, 06/01/2030 (a)(b)	12,100,000	11,262,772
9.00%, 02/01/2031 (a)(b)	14,650,000	13,445,330
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	17,500,000	17,887,643
Foundry JV Holdco LLC, 6.10%, 01/25/2036 (a)	7,275,000	7,613,979
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,650,000	10,560,143
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	5,000,000	4,527,151
5.00%, 01/15/2033	15,000,000	15,242,248
Open Text Corp., 6.90%, 12/01/2027 (a)	6,000,000	6,246,422
Oracle Corp.
4.30%, 07/08/2034	5,000,000	4,523,441
4.70%, 09/27/2034	15,000,000	13,914,812
5.20%, 09/26/2035	10,450,000	10,015,697
3.85%, 07/15/2036	8,407,000	7,035,882
5.95%, 09/26/2055	17,175,000	15,228,338
		166,402,049

Utilities - 5.4%
AES Corp., 5.80%, 03/15/2032 (b)	21,876,000	22,447,216
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	10,100,000	10,031,375
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	15,000,000	15,457,695
Duke Energy Corp., 5.45%, 06/15/2034	12,650,000	13,198,107
Georgia Power Co., 5.25%, 03/15/2034	8,750,000	9,036,544
KeySpan Gas East Corp., 5.99%, 03/06/2033 (a)	8,000,000	8,460,219
National Grid PLC, 5.42%, 01/11/2034	7,000,000	7,250,971
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	10,000,000	10,421,271
5.25%, 03/15/2034	3,000,000	3,081,937
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	5,000,000	5,164,510
NRG Energy, Inc.
4.73%, 10/15/2030 (a)	4,000,000	4,007,668
5.75%, 01/15/2034 (a)	3,275,000	3,310,026
6.00%, 01/15/2036 (a)	2,575,000	2,610,454
Pacific Gas and Electric Co., 4.50%, 07/01/2040	14,500,000	12,644,634
PSEG Power LLC, 5.75%, 05/15/2035 (a)	5,000,000	5,193,046
RWE Finance US LLC, 5.13%, 09/18/2035 (a)	4,950,000	4,924,102
Sempra
3.80%, 02/01/2038	12,000,000	10,322,779
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	10,100,000	10,278,613
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,469,636
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,409,057
Southern Power Co., 4.90%, 10/01/2035	2,800,000	2,771,537
Talen Energy Supply LLC, 6.25%, 02/01/2034 (a)	10,450,000	10,663,012
Vistra Corp.
8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	7,130,000	7,336,857
7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	5,000,000	5,106,018
Vistra Operations Co. LLC
4.30%, 07/15/2029 (a)	5,000,000	4,967,392
6.88%, 04/15/2032 (a)	3,625,000	3,820,352
6.95%, 10/15/2033 (a)	17,900,000	20,001,514
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/2034 (a)	3,400,000	3,458,029
		229,844,571
TOTAL CORPORATE BONDS (Cost $3,002,877,211)		3,058,826,821

BANK LOANS - 14.1%	Par	Value
Consumer Discretionary - 3.1%
Allied Universal Holdco LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 3.25%), 08/20/2032	12,967,500	13,050,557
Anticimex Global AB, Senior Secured First Lien, 6.56% (SOFR + 2.90%), 11/17/2031	3,244,213	3,264,489
Chariot Buyer LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 09/08/2032	16,174,827	16,227,071
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 05/30/2031	17,901,697	17,957,729
Madison Safety & Flow LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 09/26/2031	12,399,876	12,503,229
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 05/04/2028	17,614,153	17,698,437
OPENLANE, Inc., Senior Secured First Lien, 6.36% (3 mo. SOFR US + 2.50%), 10/08/2032	6,250,000	6,265,656
PetSmart LLC, Senior Secured First Lien, 7.73% (1 mo. SOFR US + 4.00%), 08/18/2032	13,078,384	13,041,633
Tamko Building Products LLC, Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 09/20/2030	1,382,856	1,393,802
6.45% (6 mo. SOFR US + 2.75%), 09/20/2030	1,425,625	1,436,909
6.48% (1 mo. SOFR US + 2.75%), 09/20/2030	1,425,625	1,436,909
6.57% (3 mo. SOFR US + 2.75%), 09/20/2030	1,425,625	1,436,909
6.61% (3 mo. SOFR US + 2.75%), 09/20/2030	1,425,625	1,436,909
6.79% (6 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,873,818
6.95% (6 mo. SOFR US + 2.75%), 09/20/2030	1,354,344	1,365,063
Wand NewCo 3, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 01/30/2031	10,865,518	10,889,314
Whatabrands LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 08/03/2028	9,850,500	9,887,587
		132,166,021

Consumer Staples - 0.3%
Froneri US, Inc., Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 09/30/2032	6,750,000	6,759,416
Snacking Investments US LLC, Senior Secured First Lien, 6.84% (1 mo. SOFR US + 3.00%), 10/29/2032	7,500,000	7,556,250
		14,315,666

Energy - 0.2%
Traverse Midstream Partners LLC, Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/16/2028	6,212,766	6,236,063

Financials - 1.5% (c)
Acrisure LLC, Senior Secured First Lien
6.72% (1 mo. SOFR US + 3.00%), 11/06/2030	13,777,151	13,783,627
6.97% (1 mo. SOFR US + 3.25%), 06/21/2032	4,312,841	4,323,624
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 06/16/2031	29,579,554	29,711,330
CRC Insurance Group LLC, Senior Secured Second Lien, 8.42% (3 mo. SOFR US + 4.75%), 05/06/2032	8,500,000	8,631,028
TIH Insurance Holdings LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 05/06/2031	8,022,177	8,045,602
		64,495,211

Health Care - 0.3%
Bausch + Lomb Corp., Senior Secured First Lien
7.72% (1 mo. SOFR US + 4.00%), 09/29/2028	6,842,500	6,859,606
7.97% (1 mo. SOFR US + 4.25%), 01/15/2031	4,274,989	4,325,220
		11,184,826

Industrials - 5.2%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 12/26/2030	13,054,928	12,940,697
Crosby US Acquisition Corp., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 08/16/2029	17,665,913	17,765,284
Cube Industrials Buyer, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.00%), 10/20/2031	12,009,401	12,101,934
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 11/26/2032	9,200,382	9,270,535
Filtration Group Corp., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 10/23/2028	15,951,234	16,055,874
Goat Holdco LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 01/27/2032	6,578,032	6,602,108
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.47% (1 mo. SOFR US + 3.75%), 02/15/2029	14,756,392	14,886,543
7.59% (3 mo. SOFR US + 3.75%), 02/15/2029	14,756,392	14,886,543
Indicor LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/23/2029	13,069,478	13,163,383
Kaman Corp., Senior Secured First Lien
6.32% (3 mo. SOFR US + 2.50%), 02/26/2032	10,264,323	10,318,262
6.43% (3 mo. SOFR US + 2.50%), 02/26/2032	1,658,687	1,667,404
6.54% (3 mo. SOFR US + 2.50%), 02/26/2032	5,341,375	5,369,444
6.54% (6 mo. SOFR US + 2.50%), 02/26/2032	1,917,849	1,927,927
Madison IAQ LLC, Senior Secured First Lien, 6.70% (6 mo. SOFR US + 2.50%), 06/21/2028	7,680,000	7,725,773
Oregon Tool Lux LP, Senior Secured Second Lien, 8.40% (3 mo. SOFR US + 4.00%), 10/15/2029	11,643,377	8,406,518
Pinnacle Buyer LLC, Senior Secured First Lien
6.49% (3 mo. SOFR US + 2.50%), 10/01/2032	6,080,645	6,111,079
7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032 (d)	1,169,355	1,175,207
Pro Mach Group, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 10/18/2032	12,250,000	12,341,875
STS Operating, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 4.00%), 03/25/2031	18,906,480	18,925,386
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.95% (6 mo. SOFR US + 2.75%), 04/30/2030	17,739,445	17,869,918
TransDigm, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 08/19/2032	9,476,250	9,526,427
		219,038,121

Materials - 0.8%
Charter Next Generation, Inc., Senior Secured First Lien, 6.50% (1 mo. SOFR US + 2.75%), 12/02/2030	11,844,156	11,883,538
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,914,136
Proampac PG Borrower LLC, Senior Secured First Lien
7.88% (3 mo. SOFR US + 4.00%), 09/15/2028	7,428,318	7,453,017
7.90% (3 mo. SOFR US + 4.00%), 09/15/2028	9,502,518	9,534,113
		33,784,804

Technology - 2.7%
Applied Systems, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/24/2031	6,116,269	6,158,013
Central Parent LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 07/06/2029	10,805,514	9,187,821
CoreLogic, Inc., Senior Secured First Lien, 7.45% (1 mo. SOFR US + 3.50%), 06/02/2028	14,531,188	14,564,174
Dawn Bidco LLC, Senior Secured 7.67% (1 mo. Term SOFR + 3.00%), 10/07/2032	12,250,000	12,228,195
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.47% (1 mo. SOFR US + 4.75%), 11/22/2032	10,000,000	10,106,250
Ellucian Holdings, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 10/09/2029	8,005,187	8,060,222
Epicor Software Corp., Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 05/30/2031	17,292,490	17,368,577
UKG, Inc., Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/10/2031	35,758,242	35,837,089
		113,510,341
TOTAL BANK LOANS (Cost $595,825,668)		594,731,053

U.S. TREASURY SECURITIES - 3.9%	Par	Value
United States Treasury Note/Bond
1.88%, 02/15/2032	12,500,000	11,150,635
2.75%, 08/15/2032	18,000,000	16,781,836
3.75%, 11/30/2032	15,000,000	14,828,906
3.50%, 02/15/2033	15,000,000	14,579,590
4.25%, 11/15/2034	15,000,000	15,160,840
4.25%, 05/15/2035	25,000,000	25,212,890
4.25%, 08/15/2035	25,000,000	25,183,594
4.00%, 11/15/2035	10,000,000	9,857,031
4.75%, 02/15/2037	32,500,000	34,059,619
TOTAL U.S. TREASURY SECURITIES (Cost $164,554,397)		166,814,941

COLLATERALIZED LOAN OBLIGATIONS - 3.3%	Par	Value
Aimco CDO, Series 2018-AA, Class D1R, 6.73% (3 mo. Term SOFR + 2.85%), 10/17/2037 (a)	5,000,000	5,035,742
Atlantic Avenue Ltd., Series 2024-2A, Class D, 8.63% (3 mo. Term SOFR + 4.75%), 04/20/2037 (a)	4,000,000	4,020,667
Barrow Hanley Ltd.
Series 2023-1A, Class D1R, 6.98% (3 mo. Term SOFR + 3.10%), 01/20/2038 (a)	6,000,000	6,035,434
Series 2023-2A, Class D1RR, 6.93% (3 mo. Term SOFR + 3.05%), 03/31/2038 (a)	3,500,000	3,508,149
Series 2024-3A, Class D, 8.03% (3 mo. Term SOFR + 4.15%), 04/20/2037 (a)	4,000,000	4,029,638
Boyce Park Clo Ltd., Series 2022-1A, Class D, 6.97% (3 mo. Term SOFR + 3.10%), 04/21/2035 (a)	2,500,000	2,485,368
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.48% (3 mo. Term SOFR + 3.60%), 04/19/2037 (a)	8,000,000	8,023,398
CarVal CLO, Series 2018-1A, Class D, 7.05% (3 mo. Term SOFR + 3.15%), 07/16/2031 (a)	1,755,000	1,757,666
Dryden Senior Loan Fund, Series 2018-55A, Class C, 6.07% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	250,000	250,750
Eldridge CLO Ltd., Series 2025-1A, Class D1, 6.87% (3 mo. Term SOFR + 2.95%), 10/20/2038 (a)	1,450,000	1,458,951
Elmwood CLO 39 Ltd., Series 2025-2A, Class D1, 6.38% (3 mo. Term SOFR + 2.50%), 04/17/2038 (a)	5,000,000	5,023,135
Elmwood CLO Ltd., Series 2025-1A, Class D1, 6.36% (3 mo. Term SOFR + 2.50%), 04/22/2038 (a)	5,000,000	5,040,697
Flatiron CLO Ltd.
Series 2021-2A, Class BR, 5.30% (3 mo. Term SOFR + 1.40%), 10/15/2034 (a)	7,000,000	7,006,047
Series 2021-2A, Class DR, 6.30% (3 mo. Term SOFR + 2.40%), 10/15/2034 (a)	8,000,000	7,987,574
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.21% (3 mo. Term SOFR + 2.35%), 04/22/2034 (a)	2,000,000	1,996,811
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.28% (3 mo. Term SOFR + 2.40%), 04/20/2034 (a)	4,350,000	4,339,452
Harvest US CLO, Series 2024-3A, Class D1, 7.18% (3 mo. Term SOFR + 3.30%), 01/18/2038 (a)	2,300,000	2,306,638
Madison Park Funding Ltd.
Series 2019-35A, Class DR, 7.15% (3 mo. Term SOFR + 3.26%), 04/20/2032 (a)	2,000,000	2,006,704
Series 2021-59A, Class D1AR, 7.18% (3 mo. Term SOFR + 3.30%), 04/18/2037 (a)	500,000	503,606
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.38% (3 mo. Term SOFR + 3.50%), 04/20/2037 (a)	8,000,000	8,008,581
Series 2019-24A, Class DR, 6.95% (3 mo. Term SOFR + 3.05%), 04/15/2035 (a)	2,600,000	2,611,485
Series 2020-26A, Class BR2, 5.36% (3 mo. Term SOFR + 1.50%), 01/25/2038 (a)	5,000,000	5,014,259
Series 2023-39A, Class D1R, 6.56% (3 mo. Term SOFR + 2.70%), 01/25/2037 (a)	1,000,000	1,008,570
Neuberger Berman CLO Ltd.
Series 2015-20A, Class D1R3, 6.55% (3 mo. Term SOFR + 2.65%), 04/15/2039 (a)	4,000,000	4,024,668
Series 2020-38A, Class BR2, 5.28% (3 mo. Term SOFR + 1.40%), 10/20/2036 (a)	5,000,000	5,008,241
Series 2021-42A, Class BR, 5.29% (3 mo. Term SOFR + 1.40%), 07/16/2036 (a)	5,000,000	5,007,943
Series 2021-44A, Class DR, 6.54% (3 mo. Term SOFR + 2.65%), 10/16/2035 (a)	5,000,000	5,020,240
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D1R, 6.97% (3 mo. Term SOFR + 3.10%), 10/24/2038 (a)	750,000	751,882
OCP CLO Ltd., Series 2019-16A, Class DR, 7.34% (3 mo. Term SOFR + 3.41%), 04/10/2033 (a)	1,000,000	1,001,454
OHA Credit Funding, Series 2018-1A, Class D1R, 7.48% (3 mo. Term SOFR + 3.60%), 04/20/2037 (a)	8,000,000	8,023,317
OHA Credit Partners Ltd., Series 2015-12A, Class D1R2, 7.36% (3 mo. Term SOFR + 3.50%), 04/23/2037 (a)	1,500,000	1,503,990
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 7.16% (3 mo. Term SOFR + 3.30%), 04/23/2037 (a)	5,000,000	5,034,808
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 7.00% (3 mo. Term SOFR + 3.10%), 01/15/2037 (a)	2,000,000	2,003,782
Symphony CLO Ltd., Series 2022-37A, Class DR, 8.78% (3 mo. Term SOFR + 4.90%), 01/20/2037 (a)	6,750,000	6,776,951
Trinitas CLO Ltd., Series 2024-24A, Class D1, 7.96% (3 mo. Term SOFR + 4.10%), 04/25/2037 (a)	500,000	501,701
Wellington Management Clo 3 Ltd., Series 2025-4A, Class D1, 6.43% (3 mo. Term SOFR + 2.55%), 04/18/2038 (a)	4,750,000	4,781,041
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $138,083,116)		138,899,340

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%	Par	Value
Angel Oak Mortgage Trust LLC
Series 2025-2, Class A1, 5.64%, 02/25/2070 (a)(e)	2,821,867	2,849,848
Series 2025-3, Class A1, 5.42%, 03/25/2070 (a)(e)	8,529,305	8,592,135
Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(e)	3,013,892	3,045,663
Series 2025-8, Class A1, 5.41%, 07/25/2070 (a)(e)	3,341,042	3,369,080
Series 2025-9, Class A1, 5.14%, 08/25/2070 (a)(e)	3,625,764	3,641,899
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, 06/25/2065 (a)(e)	1,378,961	1,384,186
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	13,613,099	11,855,667
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%, 06/25/2065 (a)(e)	5,016,635	5,071,910
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065 (a)(e)	4,758,580	4,773,806
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1, 5.59%, 06/25/2065 (a)(e)	2,490,725	2,514,516
Onslow Bay Mortgage Loan Trust
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(e)	3,702,641	3,735,496
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (a)(f)	3,475,354	3,508,205
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (a)(e)	1,410,357	1,417,550
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(f)	10,721,678	10,736,574
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065 (a)(f)	5,389,325	5,408,204
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064 (a)(e)	2,764,841	2,794,088
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055 (a)(e)	6,822,189	6,873,994
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060 (a)(e)	8,079,943	8,142,858
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,066,256)		89,715,679

MORTGAGE-BACKED SECURITIES - 0.9%	Par	Value
Federal National Mortgage Association, Pool FA1387, 4.00%, 10/01/2053	6,345,745	6,042,993
Ginnie Mae II Pool
Pool MB0145, 4.50%, 01/20/2055	12,404,507	12,102,168
Pool MB0256, 4.00%, 03/20/2055	10,532,810	9,959,820
Pool MB0259, 5.50%, 03/20/2055	8,274,770	8,374,718
TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,208,342)		36,479,699

ASSET-BACKED SECURITIES - 0.0% (g)	Par	Value
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	764,816	768,521
RCO Mortgage LLC, Series 2025-1, Class A1, 5.88%, 01/25/2030 (a)(e)	463,499	464,040
TOTAL ASSET-BACKED SECURITIES (Cost $1,233,960)		1,232,561

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%	Shares	Value
Money Market Funds - 3.0%
GS Financial Square Government Fund - Institutional Class, 3.67% (h)	125,230,476	125,230,476
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $125,230,476)		125,230,476

TOTAL INVESTMENTS - 99.7% (Cost $4,153,079,426)		4,211,930,570
Money Market Deposit Account - 2.1% (i)		89,041,455
Liabilities in Excess of Other Assets - (1.8)%		(77,417,062)
TOTAL NET ASSETS - 100.0%		$4,223,554,963

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,721,640,666 or 40.8% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $122,780,539.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
As of December 31, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

(e)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$3,058,826,821	$–	$3,058,826,821
Bank Loans	–	594,731,053	–	594,731,053
U.S. Treasury Securities	–	166,814,941	–	166,814,941
Collateralized Loan Obligations	–	138,899,340	–	138,899,340
Collateralized Mortgage Obligations	–	89,715,679	–	89,715,679
Mortgage-Backed Securities	–	36,479,699	–	36,479,699
Asset-Backed Securities	–	1,232,561	–	1,232,561
Investments Purchased with Proceeds from Securities Lending	125,230,476	–	–	125,230,476
Total Investments	$125,230,476	$4,086,700,094	$–	$4,211,930,570

Refer to the Schedule of Investments for further disaggregation of investment categories.